STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

Supplement dated March 30, 2012 to the Prospectus dated May 1, 2011

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1. Effective as of April 2, 2012, the Portfolio Manager section contained in the Stratton Multi-Cap Fund Summary Section on page 5 of the Prospectus is replaced with the following:

Portfolio Managers	Title at the Advisor	Experience with Fund
Shawn M. Gallagher, CFA	Vice President	Since 2010
John A. Affleck, CFA	President and CEO	Since 1979
Andrew T. DiZio, CFA	Vice President	Since 2012

Shawn M. Gallagher, CFA is responsible for the day-to-day management of the fund. He has the authority to exercise final decision making on the overall fund.

2. Effective as of April 2, 2012, the Portfolio Manager section contained in the Stratton Real Estate Fund Summary Section on page 10 of the Prospectus is replaced with the following:

Portfolio Managers	Title at the Advisor	Experience with Fund
Andrew T. DiZio, CFA	Vice President	Since 2012
John A. Affleck, CFA	President and CEO	Since 1980
Shawn M. Gallagher, CFA	Vice President	Since 2010

Andrew T. DiZio, CFA is responsible for the day-to-day management of the fund. He has the authority to exercise final decision making on the overall fund.

3. Effective as of April 2, 2012, the second paragraph of the Advisor section on page 23 of the Prospectus is replaced with the following paragraphs:

Shawn M. Gallagher, CFA, is primarily responsible for the day-to-day management of the Multi-Cap Fund. He has managed the fund since 2012. He was named President of the fund in 2012 and has worked on the fund since 2010. He is Vice President of the advisor and has been an Equity Analyst of the advisor since 2005.

Andrew T. DiZio, CFA, is primarily responsible for the day-to-day management of the Real Estate Fund. He has managed the fund since 2012. He was named President of the fund and Vice President of the advisor in 2012. Prior to joining the advisor, he was Vice President at Janney Montgomery Scott where he served as a Real Estate Investment Trust sector analyst since 2007.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

Supplement dated March 30, 2012

to the Statement of Additional Information dated May 1, 2011

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Effective as of April 2, 2012, the information beginning on page 18 of the SAI with respect to James A. Beers, portfolio manager of the Multi-Cap Fund and Real Estate Fund, is deleted and replaced with the following:

Portfolio Managers

Portfolio	Portfolio Manager

Multi-Cap Fund	Shawn M. Gallagher, CFA, President of the Multi-Cap Fund, manages the Multi-Cap Fund. He has managed the fund since 2012. He has been an Equity Analyst of the advisor since 2005.

Real Estate Fund	Andrew T. DiZio, CFA, President of the Real Estate Fund, manages the Real Estate Fund. He has managed the fund since 2012. He was previously Vice President at Janney Montgomery Scott where he served as a Real Estate Investment Trust sector analyst since 2007.

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Other Accounts Managed by the Portfolio Managers

The table below discloses other accounts within each type of category listed below for which Shawn M. Gallagher, CFA was jointly and primarily responsible for the day-to-day portfolio management as of March 30, 2012.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

The table below discloses other accounts within each type of category listed below for which Andrew T. DiZio, CFA was jointly and primarily responsible for the day-to-day portfolio management for as of March 30, 2012.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

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Portfolio Managers’ Ownership of Securities in the Funds They Manage

Name of Portfolio Manager	Dollar Ranges of Equity Securities Beneficially Owned by Portfolio Manager
Shawn M. Gallagher, CFA Multi-Cap Fund	$1-$10,000

Andrew T. DiZio, CFA Real Estate Fund	$None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE